THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Effective as of April 29, 2011

This supplement updates and amends certain information contained in your current variable annuity prospectus and supplements thereto. Please read it carefully and keep it with your product prospectus for future reference.
___________________________________________

INFORMATION REGARDING THE FUNDS AVAILABLE
THROUGH THE CONTRACT

The following chart lists the Funds that are, effective April 29, 2011, available through the Contract, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund. If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
AllianceBernstein Money Market	Investment Adviser:	Seeks maximum current income to
Portfolio (Class A)	AllianceBernstein L.P.	the extent consistent with safety of
principal and liquidity.
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc. and other affiliates of Fidelity Management & Research
Company
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield
	FMR Co., Inc. and other affiliates of	on the securities comprising the S&P
	Fidelity Management & Research	500® Index.
Company

X.11489-11	Page 1 of 4	April 2011

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Index 500 Portfolio	Investment Adviser:	Seeks investment results that
(Initial Class)	Fidelity Management & Research	correspond to the total return of
	Company	common stocks publicly traded in the
	Subadvisers:	United States, as represented by the
	Geode Capital Management, LLC	S&P 500® Index.
and FMR Co., Inc.
Fidelity® VIP Investment Grade	Investment Adviser:	Seeks as high a level of current
Bond Portfolio (Initial Class)	Fidelity Management & Research	income as is consistent with the
	Company (“FMR”)	preservation of capital.
Subadvisers:
Fidelity Investments Money
Management, Inc. and other affiliates of FMR
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Company
ING Franklin Income Portfolio	Investment Adviser:	Seeks to maximize income while
(Class I)	Directed Services LLC	maintaining prospects for capital
	Subadviser:	appreciation.
Franklin Advisers, Inc.
ING PIMCO High Yield Portfolio	Investment Adviser:	Seeks maximum total return,
(Class S)	Directed Services LLC	consistent with preservation of
	Subadviser:	capital and prudent investment
	Pacific Investment Management	management.
Company LLC
ING Global Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through a combination of current
	Subadviser:	income and capital appreciation.
ING Investment Management Co.
ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of
	ING Investments, LLC	capital appreciation (both realized
	Subadviser:	and unrealized) and current income;
	ING Investment Management Co.	the secondary investment objective is
long-term capital appreciation.

X.11489-11   Page 2 of 4   April 2011

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified portfolio
consisting primarily of debt
securities. It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.
ING Money Market Portfolio	Investment Adviser:	Seeks to provide high current return,
(Class I) *	ING Investments, LLC	consistent with preservation of
	Subadviser:	capital and liquidity, through
	ING Investment Management Co.	investment in high-quality money
*There is no guarantee that the ING		market instruments while
Money Market Subaccount will have a		maintaining a stable share price of
positive or level return.		$1.00.
ING RussellTM Large Cap Growth	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200®
Growth Index.
ING RussellTM Large Cap Value	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200® Value
Index.
ING International Value Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING MidCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
Oppenheimer Capital	Investment Adviser:	Seeks capital appreciation.
Appreciation Fund/VA	OppenheimerFunds, Inc.

X.11489-11	Page 3 of 4	April 2011

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST BEARING RETAINED ASSET ACCOUNT

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-sum payment was invested outside of the Contract. Additionally, interest credited on this account may be less than under other settlement options available through the Contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the Death Benefit directly by check rather than through the retained asset account draftbook feature by notifying us at the ING Customer Service Center at P.O. Box 5033, Minot, ND 58702-5033, 1-877-886-5050 or www.ingservicecenter.com.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract. including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5033
Minot, ND 58702-5033
1-877-886-5050

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

X.11489-11	Page 4 of 4	April 2011